SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment

The estimated useful lives of property and equipment are generally as follows:	Years
Office furniture and fixtures	4
Plant and equipment	4-8
Leasehold Improvements	10
Motor vehicles	3

Schedule of anti-dilutive securities

	2026	2025
Convertible notes	–	–
Series D preferred stock	176,470	176,470
	176,470	176,470